Improvements to concession assets - net - Summary of the Net Amounts of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Improvements to concession assets	$ 29,811,099	$ 24,718,954	$ 16,627,346
Construction in-progress	14,469,174	11,893,362	12,369,898
Total amounts	$ 44,280,273	$ 36,612,316	$ 28,997,244